NOTE 8. NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Components of the net investment in direct financing and sales-type leases
	December 31,
	2012	2011

Minimum lease payments receivable	$261,652	$503,506
Less: Allowance for doubtful accounts	(296)	(714)
Net minimum lease payments receivable	261,356	502,792
Less: unearned interest income	(26,404)	(59,234)

Net investment in direct financing and sales-type leases	234,952	443,558
Less: Current maturities of net investment in direct financing and sales-type leases	(196,213)	(329,111)

Net investment in direct financing and sales-type leases, net of current maturities	$38,739	$114,447

Allowance for doubtful accounts for net investments
	December 31,
	2012	2011

Balance at the beginning of the year	$714	$281
(Recovery) provision during the year	(276)	433
Bad debts written off	(142)	—
Balance at the end of the year	$296	$714

Summery of Future minimum lease payments
	Years Ending December 31,
	2013	2014	2015	Total

Net minimum lease payments receivable	$220,252	$41,036	$68	$261,356
Less: unearned interest income	(24,039)	(2,363)	(2)	(26,404)
Net investment in direct financing and sales-type leases	$196,213	$38,673	$66	$234,952